UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6467

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2015

(Dollar Amounts in Thousands)

Outstanding		Stated		Effective
Principal		Interest	Maturity	Yield to		Amortized
Balance	Description	Rate %	Date	Maturity % (A)		Cost
	COLLEGE AND UNIVERSITY LOANS (100%)
	ALABAMA (20%)
$591	University of Alabama	3.00%	05/01/2021	12.27%		$454
105	University of Montevallo	3.00	05/01/2023	12.30		76

						530
	CALIFORNIA (20%)
113	Azusa Pacific University	3.00	04/01/2017	12.96		100
80	Monterey Peninsula College	3.00	10/01/2018	11.95		69
150	San Diego State University	3.00	11/01/2021	11.93		115
315	San Francisco State University	3.00	11/01/2021	11.93		242

						526
	MASSACHUSETTS (12%)
88	Atlantic Union College	3.00	11/01/2023	12.68		61
349	Boston University	3.00	12/31/2022	11.87		247

						308
	NEW JERSEY (1%)
36	Fairleigh Dickinson University	3.00	11/01/2020	12.09		29

						29
	NEW YORK (13%)
45	Long Island University	3.00	06/01/2016	12.34		38
385	Sarah Lawrence College	3.00	11/01/2021	12.64		296

						334
	NORTH CAROLINA (1%)
28	Montreat-Anderson College	3.00	12/01/2019	12.19		22

						22
	SOUTH CAROLINA (2%)
65	College of Charleston	3.00	07/01/2016	12.02		56

						56
	VERMONT (31%)
205	Middlebury College	3.00	04/01/2018	12.87		178
768	University of Vermont	3.00	10/01/2019	12.19		633

						811

	TOTAL COLLEGE & UNIVERSITY LOANS (100%)					2,616

	Allowance for Loan Losses (-1%)					(27)

	Loans, net of allowance for loan losses (99%)					2,589

	TOTAL INVESTMENTS (99%)				(B)	2,589

	OTHER ASSETS, LESS LIABILITIES (1%)					30

	NET ASSETS (100%)					$2,619

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity as of the date of purchase.
(B)	The tax basis of all investments is approximately $3,323

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust One

By (Signature and Title)* /s/ Patrick S.R. MacDonald, Assistant Vice President

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan Calder, Executive Vice President

Date October 26, 2015

*	Print the name and title of each signing officer under his or her signature.